Putnam Tax Exempt Income Fund
The fund's portfolio
6/30/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FRB — Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 4.01% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.8%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.6%)
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	$1,000,000	$1,054,293
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	2,575,000	2,697,656
5.00%, 9/15/33	AA	350,000	366,970

			4,118,919
Alaska (1.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/49	A+/F	6,750,000	6,162,726
4.00%, 10/1/39	A+/F	2,575,000	2,439,620

			8,602,346
Arizona (3.6%)
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/51	A	2,200,000	1,916,259
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B
4.00%, 7/1/61	BBB-	2,120,000	1,677,037
4.00%, 7/1/51	BBB-	2,000,000	1,652,982
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (Somerset Academy of Las Vegas), 4.00%, 12/15/51	BB	700,000	513,851
AZ State Indl. Dev. Auth. National Charter School Revolving Loan Fund Rev. Bonds, (Equitable School Revolving Fund, LLC)
5.00%, 11/1/47	A	5,000,000	5,163,711
4.00%, 11/1/37	A	1,100,000	1,060,554
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	BBB-/F	3,500,000	3,294,953
Lake Havasu City, Waste Wtr. Syst. Rev. Bonds, Ser. B, AGM, 5.00%, 7/1/43	AA	250,000	254,489
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA-	600,000	611,560
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	254,107
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	339,012
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds, (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,226,963
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies)
5.00%, 7/1/44	BBB	1,000,000	997,816
Ser. A, 5.00%, 7/1/36	BBB	1,010,000	1,018,406
3.75%, 7/1/24	BBB	40,000	39,620
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	100,187
Ser. A, 5.00%, 7/1/35	BB	150,000	150,280
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,900,000	2,043,405
5.00%, 12/1/37	A3	500,000	523,331
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/33	A2	100,000	100,074
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	245,000	241,100
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/32	A	400,000	406,951

			23,586,648
California (9.1%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	850,000	708,060
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB/P	5,975,000	3,986,879
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	3,093,517	2,896,456
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	3,500,000	3,476,497
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A-	6,700,000	4,653,182
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	3,250,000	2,164,372
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	1,250,000	831,240
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	4,300,000	2,850,678
Los Angeles, Cmnty. Fac. Dist. No. 11 Special Tax Bonds, 4.00%, 9/1/46	BB/P	1,460,000	1,274,422
Los Angeles, Dept. of Arpt. Rev. Bonds
5.00%, 5/15/46	Aa3	1,495,000	1,572,163
5.00%, 5/15/46 (Prerefunded 11/15/31)	AAA/P	5,000	5,641
Ser. C, 5.00%, 5/15/45	Aa2	3,700,000	3,872,042
Ser. A, 4.00%, 5/15/39	Aa3	1,350,000	1,338,010
4.00%, 5/15/35	Aa3	1,500,000	1,525,329
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds, Ser. C, 5.00%, 7/1/40	Aa2	5,000,000	5,625,898
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	2,706,029
Menifee, Union School Dist. Cmnty. Fac. Special Tax Bonds, (Dist. No. 2011-1)
4.00%, 9/1/45	BB+/P	860,000	763,321
4.00%, 9/1/41	BB+/P	800,000	727,132
San Bernardino Cnty., FRB, Ser. C, 5.40%, 8/1/23	Aa1	2,500,000	2,499,603
San Diego Cnty., COP, 5.00%, 10/1/46	Aa1	2,250,000	2,491,499
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 5/1/35	A1	3,000,000	3,284,300
5.00%, 5/1/30	A1	6,900,000	7,558,464
San Francisco, City & Cnty. Cmnty. Fac. Dist. No. 2016 144A Special Tax Bonds, (Impt. Area No. 2), Ser. A, 4.00%, 9/1/42	BB-/P	2,000,000	1,803,864

			58,615,081
Colorado (3.9%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/45	A	1,000,000	1,005,729
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,007,308
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	4,100,000	3,296,614
Denver City & Cnty., Arpt. Rev. Bonds
Ser. D, 5.75%, 11/15/38(T)	Aa3	3,175,000	3,667,854
Ser. D, 5.75%, 11/15/37(T)	Aa3	2,500,000	2,899,818
Ser. A, 5.50%, 11/15/38	Aa3	2,100,000	2,358,454
(Sub. Syst.), Ser. A, 5.50%, 11/15/31	A1	1,925,000	1,933,416
Ser. A, 5.00%, 11/15/37	Aa3	1,450,000	1,577,421
Ser. A, 5.00%, 11/15/36	Aa3	2,250,000	2,463,715
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A+	5,000,000	3,280,273
Park Creek, Metro. Dist. Tax Alloc. Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	226,191
Vauxmont, Metro. Dist. G.O. Bonds, AGM, 3.25%, 12/15/50	AA	1,643,000	1,410,550

			25,127,343
Connecticut (0.6%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,500,000	1,455,580
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/32	BBB+	600,000	665,023
CT State Hsg. Fin. Auth. Rev. Bonds, Ser. B-1, 4.10%, 11/15/39	Aaa	1,685,000	1,679,708

			3,800,311
Delaware (0.1%)
DE State Econ. Dev. Auth. Charter School Rev. Bonds, (ASPIRA of Delaware Charter Operations, Inc.), 4.00%, 6/1/42	BB	730,000	589,673

			589,673
District of Columbia (3.9%)
DC Rev. Bonds
(DC Intl. School), 5.00%, 7/1/49	BBB	1,670,000	1,654,035
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,252,622
(DC Intl. School), 5.00%, 7/1/39	BBB	2,000,000	2,023,060
(KIPP DC), Ser. A, 5.00%, 7/1/37	BBB+	2,500,000	2,550,865
DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5.00%, 2/1/25	A1	1,035,000	1,036,461
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/31	Aa3	2,500,000	2,774,522
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	2,050,000	1,887,787
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44(T)	A-	2,050,000	1,968,427
4.00%, 10/1/37	A-	3,140,000	3,149,778
4.00%, 10/1/36	A-	1,490,000	1,504,775
(Metrorail), Ser. A, zero %, 10/1/37	A-	11,000,000	5,750,597

			25,552,929
Florida (4.4%)
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	890,000	890,162
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	1,300,000	1,032,089
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed. Oblig. Group)
4.00%, 7/1/55	Baa3	750,000	589,968
4.00%, 7/1/45	Baa3	600,000	502,041
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds, (Shands Jacksonville Med. Ctr., Inc.), 4.00%, 2/1/52	Ba1	2,250,000	1,695,587
Miami-Dade Cnty., Aviation Rev. Bonds, Ser. A, 5.00%, 10/1/38	A	1,750,000	1,764,748
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
(Orlando Hlth.), 5.00%, 10/1/53	A+	7,265,000	7,624,427
(Orlando Hlth.), 5.00%, 10/1/42	A+	1,250,000	1,340,818
(Orlando Hlth.), 5.00%, 10/1/41	A+	2,000,000	2,154,179
(Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,800,000	1,806,379
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	5,000,000	5,067,546
Seminole Cnty., 144A Rev. Bonds, (Galileo School Foundation, Inc. (The))
4.00%, 6/15/56	Ba1	805,000	579,385
4.00%, 6/15/51	Ba1	830,000	619,896
4.00%, 6/15/41	Ba1	425,000	349,893
4.00%, 6/15/36	Ba1	315,000	276,714
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/49	A1	2,250,000	609,455
zero %, 9/1/42	A1	830,000	330,371
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical U., Inc.), Ser. A
4.00%, 10/15/39	A2	500,000	487,333
4.00%, 10/15/37	A2	725,000	719,104
4.00%, 10/15/35	A2	325,000	328,104

			28,768,199
Georgia (1.5%)
Cobb Cnty., Kennestone Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst. Oblig. Group)
4.00%, 4/1/36	A+	250,000	252,414
4.00%, 4/1/35	A+	225,000	228,876
4.00%, 4/1/34	A+	250,000	255,756
4.00%, 4/1/33	A+	200,000	205,085
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4)
5.00%, 1/1/63	BBB+	2,000,000	1,996,508
AGM, 5.00%, 7/1/55	AA	1,500,000	1,576,330
AGM, 5.00%, 7/1/53	AA	1,800,000	1,891,596
AGM, 5.00%, 7/1/48	AA	750,000	793,116
4.50%, 7/1/63	A	2,500,000	2,468,002

			9,667,683
Hawaii (0.1%)
HI State Harbor Syst. Rev. Bonds, Ser. A
4.00%, 7/1/36	Aa3	375,000	375,068
4.00%, 7/1/31	Aa3	250,000	255,714

			630,782
Illinois (7.3%)
Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/30	BBB+	3,950,000	4,259,516
4.00%, 1/1/36	BBB+	3,850,000	3,753,807
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB+	1,500,000	1,503,745
Ser. A, 5.00%, 12/1/40	BB+	1,800,000	1,822,134
Ser. A, 5.00%, 12/1/35	BB+	1,910,000	1,986,544
Chicago, Hsg. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/31	AA-	4,540,000	4,888,184
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A
AGM, 5.50%, 1/1/53	AA	3,700,000	4,003,858
5.00%, 1/1/38	A+	200,000	209,605
Chicago, Waste Wtr. Transmission Rev. Bonds, 5.00%, 1/1/44	A+	3,000,000	3,000,005
IL Fin. Auth. Rev. Bonds, (U. of IL)
5.25%, 10/1/53	Aa2	2,500,000	2,749,257
5.00%, 10/1/48	Aa2	2,500,000	2,691,392
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/41	A3	3,900,000	4,210,072
Ser. B, 5.25%, 5/1/39	A3	1,100,000	1,196,721
Ser. B, 5.00%, 10/1/32	A3	2,000,000	2,154,280
Ser. A, 5.00%, 12/1/31	A3	2,870,000	3,056,440
Ser. D, 5.00%, 11/1/27	A3	2,800,000	2,987,166
IL State Fin. Auth. Rev. Bonds
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/56	BBB	750,000	605,148
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/51	BBB	750,000	620,105
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/41	BBB	725,000	643,090
(Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	509,461
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	500,000	471,552

			47,322,082
Indiana (0.8%)
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Authority, Inc.), 5.00%, 10/1/37	AA	1,200,000	1,365,116
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds, Ser. A, 5.25%, 2/1/54	Aa1	3,500,000	3,709,323

			5,074,439
Iowa (0.4%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	3,850,000	2,447,213

			2,447,213
Kentucky (3.5%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53 (Prerefunded 7/1/23)	BBB	1,400,000	1,400,000
KY State Property & Bldg. Comm. Rev. Bonds, (No. 127), Ser. A, 5.25%, 6/1/38	A1	3,290,000	3,701,369
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/26), Ser. A, 4.00%, 12/1/50	A2	5,000,000	4,991,153
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	9,750,000	9,706,131
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/30	A	1,135,000	1,181,861
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A+	415,000	418,654
5.00%, 7/1/30	A+	1,000,000	1,008,760

			22,407,928
Louisiana (0.6%)
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	4,000,000	3,779,615

			3,779,615
Maryland (0.3%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	750,000	732,977
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Adventist Hlth. Care Oblig. Group)
5.00%, 1/1/30	Baa3	285,000	305,109
5.00%, 1/1/29	Baa3	290,000	307,812
5.00%, 1/1/28	Baa3	300,000	315,088
5.00%, 1/1/27	Baa3	430,000	445,906

			2,106,892
Massachusetts (4.9%)
MA State G.O. Bonds, Ser. E
5.00%, 11/1/52	Aa1	7,500,000	8,184,424
5.00%, 11/1/47	Aa1	6,000,000	6,593,083
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	AA+	725,000	730,208
MA State Port Auth. Rev. Bonds, Ser. E
5.00%, 7/1/51	Aa2	10,000,000	10,427,029
5.00%, 7/1/46	Aa2	2,000,000	2,099,455
MA State Trans. Fund Rev. Bonds, (Rail Enhancement Program), Ser. A, 5.00%, 6/1/50	AAA	3,650,000	3,974,100

			32,008,299
Michigan (5.4%)
Belding Area School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/40	AA	300,000	311,044
Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/34	Aa1	250,000	257,076
Detroit, G.O. Bonds
AMBAC, 5.25%, 4/1/24	A-/P	77,500	76,804
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	2,150,000	1,607,256
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 7/1/38	AA	1,000,000	1,006,274
Genesee Cnty., Wtr. Supply Syst. G.O. Bonds, BAM, 5.25%, 2/1/40	AA	200,000	205,342
Grand Rapids, Wtr. Supply Syst. Rev. Bonds, 5.00%, 1/1/41	Aa2	400,000	409,281
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A+	7,780,000	8,124,791
Karegnondi, Wtr. Auth. Rev. Bonds
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A1	250,000	251,067
5.00%, 11/1/36	A+	1,285,000	1,361,123
5.00%, 11/1/34	A+	1,600,000	1,710,960
5.00%, 11/1/31	A+	1,100,000	1,182,611
Kentwood, Econ. Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group)
4.00%, 11/15/45	BBB-/F	1,125,000	848,783
4.00%, 11/15/43	BBB-/F	695,000	536,900
4.00%, 11/15/31	BBB-/F	495,000	453,532
Kentwood, Pub. School G.O. Bonds, (School Bldg. & Site), 5.00%, 5/1/41	AA-	250,000	256,903
Lansing, School Dist. G.O. Bonds, (School Bldg. & Site), Ser. I, Q-SBLF, 5.00%, 5/1/41	AA	225,000	231,455
Lincoln, Cons. School Dist. G.O. Bonds, Ser. A, AGM, Q-SBLF, 5.00%, 5/1/40	AA	200,000	205,415
Livonia, Pub. School Dist. G.O. Bonds, AGM, 5.00%, 5/1/45	AA	200,000	205,415
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	5,250,000	5,303,104
Ser. H-1, 5.00%, 10/1/30	AA-	500,000	506,689
(Wayne Cnty.), BAM, 4.00%, 11/1/55	AA	4,000,000	3,749,756
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	879,250	830,972
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB-	1,855,000	1,882,516
(College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	249,985
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.), Ser. A
4.625%, 10/1/39	AA+	225,000	225,240
4.45%, 10/1/34	AA+	100,000	100,004
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF, 4.00%, 5/1/38	Aa1	2,000,000	2,023,009
Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/36	AA	250,000	258,660
Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA	350,000	362,314

			34,734,281
Minnesota (0.5%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A
4.00%, 7/1/36	BB/P	1,250,000	1,050,719
4.00%, 7/1/31	BB/P	1,000,000	916,213
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. A, 4.10%, 11/15/38	A-1+	1,000,000	1,000,000

			2,966,932
Mississippi (0.2%)
MS State Bus. Fin. Corp. Sol. Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Management, Inc.), 2.20%, 3/1/27	A-	1,250,000	1,230,044

			1,230,044
Missouri (3.1%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), AGM, 5.00%, 3/1/57	AA	9,585,000	9,851,914
5.00%, 3/1/46	A2	3,800,000	3,911,110
MI State Hlth. & Edl. Fac. Rev. Bonds
(U of Hlth. Sciences & Pharmacy), 4.00%, 5/1/43	BBB-	1,400,000	1,181,282
(U. of Hlth. Science & Pharmacy in St. Louis), 4.00%, 5/1/34	BBB-	2,000,000	1,902,555
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM
5.00%, 10/1/45	AA	2,250,000	2,363,833
5.00%, 10/1/40	AA	1,000,000	1,061,139

			20,271,833
Montana (1.3%)
MT State Board of Regents Higher Ed. Mandatory Put Bonds (11/15/32), U. of MT, AGM, 5.25%, 11/15/52(T)	Aa2	7,360,000	8,098,553
MT State Fac. Fin. Auth. Rev. Bonds, (SCL Hlth. Syst.), Ser. A, 4.00%, 1/1/37	Aa1	600,000	607,502

			8,706,055
Nebraska (0.6%)
Omaha, Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5.25%, 2/1/52	Aa2	3,500,000	3,893,618

			3,893,618
Nevada (0.3%)
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A, 2.75%, 6/15/28	Ba1	1,750,000	1,631,270

			1,631,270
New Hampshire (1.3%)
National Fin. Auth. Hosp. Rev. Bonds, (St. Luke's Hosp. Oblig. Group)
4.00%, 8/15/41	A3	1,000,000	934,457
4.00%, 8/15/39	A3	1,100,000	1,046,353
4.00%, 8/15/38	A3	1,000,000	950,788
4.00%, 8/15/36	A3	600,000	588,988
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	602,140
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	4,500,000	4,575,984

			8,698,710
New Jersey (5.1%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Portal North Bridge), 5.25%, 11/1/42	A2	7,085,000	7,740,780
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,295,477
Ser. B, 5.00%, 11/1/26	A2	5,400,000	5,684,989
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	3,000,000	3,052,462
NJ State Hlth. Care Fac. Fin. Auth. VRDN
(AHS Hosp. Corp.), Ser. B, 3.70%, 7/1/36	VMIG 1	2,000,000	2,000,000
(Virtua Hlth.), Ser. C, 2.95%, 7/1/43	A-1	1,000,000	1,000,000
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. A, 5.00%, 6/15/38	A2	2,000,000	2,180,518
Ser. AA, 5.00%, 6/15/35	A2	3,000,000	3,344,388
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.375%, 7/1/53	BBB-	1,000,000	1,009,366
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A, BAM, 5.25%, 11/1/52	AA	1,500,000	1,648,763
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/36	A-	4,000,000	4,229,044

			33,185,787
New Mexico (0.6%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,599,398
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/32	BB+/F	2,155,000	2,074,228

			3,673,626
New York (9.8%)
Brookhaven, Local Dev. Corp. Rev. Bonds, (Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.50%, 10/1/25	A	1,740,000	1,707,919
Metro. Trans. Auth. VRDN Ser. G-1, 3.75%, 11/1/32	VMIG 1	1,085,000	1,085,000
NY City, VRDN, Ser. I-2, 3.60%, 3/1/40	VMIG 1	2,500,000	2,500,000
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds, (Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	3,075,000	2,142,859
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN Ser. F-2, 4.00%, 6/15/35	VMIG 1	1,130,000	1,130,000
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. F-1
5.00%, 2/1/51	AAA	8,950,000	9,721,647
5.00%, 2/1/41	AAA	1,855,000	2,057,435
NY State Liberty Dev. Corp. Rev. Bonds
Ser. A, BAM, 3.00%, 11/15/51	AA	3,500,000	2,555,265
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	5,250,000	3,911,672
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 03/15/54(T)	AA+	7,200,000	7,829,861
NY State Trans. Dev. Corp. Exempt Fac. Rev. Bonds, (Empire State Thruway Partners, LLC)
4.00%, 4/30/53	BBB-/F	3,000,000	2,558,062
4.00%, 10/31/46	BBB-/F	2,000,000	1,764,260
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	2,000,000	1,978,691
NY State Urban Dev. Corp. Rev. Bonds, 5.00%, 3/15/47	Aa1	5,000,000	5,395,883
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49(T)	AA-	4,745,000	4,903,916
5.00%, 1/15/47	Aa3	1,850,000	1,951,230
Ser. 207, 5.00%, 9/15/32	Aa3	3,525,000	3,735,804
Ser. 207, 5.00%, 9/15/31	Aa3	300,000	318,435
Triborough Bridge & Tunnel Auth. Sales Tax Rev. Bonds, Ser. A, 5.25%, 5/15/58	AA+	5,600,000	6,199,225

			63,447,164
North Carolina (0.5%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group)
4.00%, 3/1/51	BB/P	2,000,000	1,393,067
4.00%, 3/1/41	BB/P	1,050,000	819,312
4.00%, 3/1/36	BB/P	900,000	764,778

			2,977,157
North Dakota (0.2%)
Grand Forks, Hlth. Care Syst. Rev. Bonds, (Altru Hlth. Syst. Oblig. Group), AGM, 3.00%, 12/1/46	AA	2,000,000	1,499,604

			1,499,604
Ohio (2.5%)
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/53	BB+	2,500,000	2,507,963
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/36	A3	300,000	334,061
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/35	A3	200,000	224,609
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/34	A3	300,000	339,305
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/46	A3	950,000	857,349
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/41	A3	230,000	224,669
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/40	A3	250,000	245,965
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/39	A3	200,000	199,331
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/38	A3	250,000	251,441
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/37	A3	200,000	202,794
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports)
4.00%, 5/1/39	AA+	750,000	752,821
4.00%, 5/1/34	AA+	1,280,000	1,328,765
4.00%, 5/1/33	AA+	560,000	581,710
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB-/F	920,000	913,094
Montgomery Cnty., Hosp. VRDN (Premier Hlth. Partners Oblig. Group), 3.75%, 11/15/45	VMIG 1	2,000,000	2,000,000
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College), 5.00%, 7/1/37	A2	1,725,000	1,922,391
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group), 4.00%, 11/15/41	Baa1	455,000	405,047
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, U.S. Govt. Coll., 4.00%, 1/1/43 (Prerefunded 1/1/28)	AAA/P	15,000	15,734
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	1,767,716
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A3	645,000	658,640
5.00%, 2/15/33	A3	355,000	362,560
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	145,000	131,922

			16,227,887
Pennsylvania (4.8%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 1/1/51	AA	2,975,000	3,089,530
AGM, 4.00%, 1/1/46	AA	3,500,000	3,297,055
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (University Student Hsg, LLC), 5.00%, 8/1/30	Ba2	960,000	960,018
Indiana Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Indiana U. of Pennsylvania (The)), BAM
5.00%, 5/1/47	AA	3,000,000	3,140,534
4.00%, 5/1/54	AA	1,000,000	934,418
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	2,250,000	2,496,278
PA State Tpk. Comm. Rev. Bonds
Ser. 2nd, 5.00%, 12/1/36	A3	2,000,000	2,113,883
4.90%, 12/1/44	A1	5,000,000	5,129,445
Ser. A, 4.00%, 12/1/49	A3	2,160,000	2,092,339
Ser. B, 3.00%, 12/1/51	A+	2,000,000	1,485,977
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(St. Joseph's U.), 5.00%, 11/1/47	A-/P	2,350,000	2,359,240
(Independence Charter School-West), 5.00%, 6/15/39	BB/P	500,000	482,409
(Independence Charter School-West), 4.00%, 6/15/29	BB/P	300,000	285,916
Philadelphia, Gas Wks. Rev. Bonds
5.00%, 8/1/32	A	1,000,000	1,027,300
5.00%, 8/1/31	A	1,000,000	1,028,913
Pittsburgh, School Dist. G.O. Bonds, 3.00%, 9/1/38	Aa3	1,000,000	865,372

			30,788,627
Puerto Rico (0.7%)
Cmnwlth. of PR G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	1,550,000	1,395,349
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 5.00%, 7/1/58	BB-/P	2,900,000	2,834,370

			4,229,719
Rhode Island (0.5%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,250,000	3,215,698

			3,215,698
South Carolina (0.9%)
Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group)
4.00%, 11/1/32	A1	750,000	766,563
4.00%, 11/1/31	A1	750,000	767,078
Myrtle Beach, Tax Alloc. Bonds, (Myrtle Beach Air Force Base Redev.), 5.00%, 10/1/28	A2	425,000	445,719
SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/36	A3	4,000,000	4,090,888

			6,070,248
South Dakota (0.3%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The))
4.00%, 8/1/56	BBB-	1,000,000	789,073
4.00%, 8/1/51	BBB-	250,000	202,445
4.00%, 8/1/41	BBB-	1,400,000	1,229,461

			2,220,979
Tennessee (0.8%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-2, 5.00%, 8/1/49(T)	A-	775,000	794,266
Ser. A-2, 5.00%, 8/1/44(T)	A-	425,000	438,745
Ser. A-1, 4.00%, 8/1/44(T)	A-	875,000	818,434
Ser. A-1, 4.00%, 8/1/38(T)	A-	425,000	414,815
Ser. A-1, 4.00%, 8/1/37(T)	A-	425,000	418,232
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/45	A2	2,000,000	2,086,694

			4,971,186
Texas (6.8%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Riverwalk Education Foundation, Inc.), PSFG, 4.00%, 8/15/44	AAA	4,600,000	4,419,906
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	365,000	373,224
Central TX Regl. Mobility Auth. Rev. Bonds, Ser. E, 5.00%, 1/1/45	A	3,600,000	3,782,584
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (IDEA Pub. Schools)
PSFG, 5.00%, 8/15/33	AAA	1,000,000	1,030,776
Ser. B, PSFG, 5.00%, 8/15/27	A-	375,000	389,723
Ser. T, PSFG, 4.00%, 8/15/47	AAA	1,410,000	1,369,584
Ser. T, PSFG, 4.00%, 8/15/40	AAA	1,500,000	1,494,064
Ser. T, PSFG, 4.00%, 8/15/39	AAA	1,500,000	1,504,191
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Ba1	1,300,000	1,276,688
Houston, Util. Syst. Rev. Bonds, Ser. D, 5.00%, 11/15/39	Aa2	2,285,000	2,310,008
Irving, Hotel Occupancy Tax Rev. Bonds
5.00%, 8/15/39	BBB+	600,000	612,110
5.00%, 8/15/36	BBB+	430,000	447,109
5.00%, 8/15/34	BBB+	300,000	316,460
5.00%, 8/15/33	BBB+	240,000	252,868
5.00%, 8/15/31	BBB+	100,000	105,680
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
3.00%, 9/1/47	BBB-	600,000	416,117
3.00%, 9/1/44	BBB-	500,000	358,978
3.00%, 9/1/40	BBB-	225,000	171,022
3.00%, 9/1/39	BBB-	250,000	193,465
3.00%, 9/1/38	BBB-	200,000	157,362
3.00%, 9/1/37	BBB-	220,000	177,357
3.00%, 9/1/34	BBB-	150,000	131,100
Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds
Ser. A, 6.00%, 5/15/52	A	3,250,000	3,739,616
5.00%, 5/15/40	A	750,000	763,728
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	2,250,000	2,292,515
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Westminster Manor), 4.00%, 11/1/55	BBB/F	1,250,000	948,166
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.00%, 7/1/48	AA	1,705,000	1,523,106
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43 (Prerefunded 1/1/25)	AA-	9,700,000	10,155,589
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	250,000	255,932
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	2,750,000	2,766,806

			43,735,834
Utah (1.2%)
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/41	BBB-/F	500,000	424,774
4.00%, 10/15/38	BBB-/F	500,000	443,249
4.00%, 10/15/36	BBB-/F	300,000	273,741
4.00%, 10/15/34	BBB-/F	800,000	758,087
4.00%, 10/15/32	BBB-/F	500,000	483,613
3.00%, 10/15/45	BBB-/F	1,000,000	672,119
UT State Bldg. Ownership Auth. Lease Rev. Bonds, (Master Lease), 5.00%, 5/15/41	Aa1	2,960,000	3,252,055
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.)
5.00%, 10/15/38	AA	720,000	741,265
5.00%, 10/15/33	AA	420,000	440,728
5.00%, 10/15/31	AA	530,000	558,996

			8,048,627
Virginia (2.3%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42 (Prerefunded 10/1/24)	AAA/P	625,000	648,299
Federal Home Loan Mortgage Corporation Rev. Bonds, Ser. M-053, Class A, 2.55%, 6/15/35	AA+	7,055,000	5,892,869
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27 (Escrowed to maturity)	A1	8,000,000	8,466,640

			15,007,808
Washington (2.0%)
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/47	AA-	1,000,000	1,049,489
5.00%, 8/1/41	AA-	2,000,000	2,129,839
5.00%, 8/1/38	AA-	5,500,000	5,907,839
WA State Hsg. Fin. Comm. Rev. Bonds, (Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	3,970,616	3,669,862

			12,757,029
Wisconsin (3.2%)
Pub. Fin. Auth. 144A Rev. Bonds, (Roseman U. of Hlth. Sciences)
4.00%, 4/1/42	BB	830,000	698,379
4.00%, 4/1/42 (Prerefunded 4/1/32)	AAA/P	20,000	22,019
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	790,000	790,508
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/56	BB+/P	2,000,000	1,474,763
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB-	2,000,000	1,966,344
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,375,000	1,358,117
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/41	AA	6,450,000	6,246,946
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/36	AA	7,825,000	7,833,455
(Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	BBB	400,000	393,269

			20,783,800

Total municipal bonds and notes (cost $684,227,349)			$659,179,905

SHORT-TERM INVESTMENTS (0.7%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.23%(AFF)	Shares	3,813,159	$3,813,159
U.S. Treasury Bills 5.324%, 11/16/23(SEG)		$1,000,000	980,431
U.S. Treasury Bills 5.000%, 11/2/23		19,000	18,665

Total short-term investments (cost $4,812,275)			$4,812,255
TOTAL INVESTMENTS

Total investments (cost $689,039,624)			$663,992,160

FUTURES CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
U.S. Treasury Note Ultra 10 yr (Short)	98	$11,606,875	$11,606,875	Sep-23	$105,436

Unrealized appreciation					105,436

Unrealized (depreciation)					—

Total					$105,436

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2022 through June 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $647,372,631.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/23
	Short-term investments
	Putnam Short Term Investment Fund*	$415,186	$136,137,219	$132,739,246	$121,971	$3,813,159

	Total Short-term investments	$415,186	$136,137,219	$132,739,246	$121,971	$3,813,159
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $333,098.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 4.01%, 5.22% and 5.55%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	23.6%
	Health care	16.1
	Education	12.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, who has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $34,140,709 were held by the TOB trust and served as collateral for $22,277,797 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $464,954 for these investments based on an average interest rate of 2.95%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$659,179,905	$—
Short-term investments	—	4,812,255	—

Totals by level	$—	$663,992,160	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$105,436	$—	$—

Totals by level	$105,436	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	200
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com